Offerings - Offering: 1	Nov. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.450% senior notes due 2029
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 599,076,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,732.40
Offering Note	(1) This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-284995) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. (2) This registration fee is to be paid.